Marketable Securities - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (Detail) - USD ($)		12 Months Ended
	May. 19, 2014	Dec. 31, 2014	Jun. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number of warrants/shares (in Shares)		206,480	8,650,792
Warrant #1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 8.69
Exercise price, $	$ 6.42
Time to maturity, Years	6 months
Annual risk-free rate, %	0.05%
Annualized volatility, %	70.00%
Black-Scholes Value per warrant, $	$ 2.876
Number of warrants/shares (in Shares)	33,333
Total value of warrants/shares, $ (in Dollars)	$ 95,866
Warrant #2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 4.00	$ 2.00
Exercise price, $	$ 8.45	$ 8.45
Time to maturity, Years	6 months	1 year
Annual risk-free rate, %	0.05%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 0.080	$ 0.25
Number of warrants/shares (in Shares)	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	$ 2,666	$ 8,179
Warrant #3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 8.00	$ 2.00
Exercise price, $	$ 7.87	$ 7.87
Time to maturity, Years	6 months	1 year
Annual risk-free rate, %	0.05%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 1.616	$ 0.27
Number of warrants/shares (in Shares)	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	$ 53,867	$ 8,920
Warrant #4 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 6.15	$ 2.00
Exercise price, $	$ 6.95	$ 6.95
Time to maturity, Years	6 months	1 year
Annual risk-free rate, %	0.05%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 0.918	$ 0.31
Number of warrants/shares (in Shares)	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	$ 30,600	$ 10,318
Warrant # 5 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 2.01	$ 2.00
Exercise price, $	$ 3.53	$ 3.53
Time to maturity, Years	1 year	1 year
Annual risk-free rate, %	0.04%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 0.214	$ 0.60
Number of warrants/shares (in Shares)	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	$ 7,133	$ 20,053
Warrant # 6 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price, $	$ 2.02	$ 2.00
Exercise price, $	$ 2.56	$ 2.56
Time to maturity, Years	1 year	1 year
Annual risk-free rate, %	0.11%	0.22%
Annualized volatility, %	70.00%	120.00%
Black-Scholes Value per warrant, $	$ 0.391	$ 0.77
Number of warrants/shares (in Shares)	33,333	33,333
Total value of warrants/shares, $ (in Dollars)	$ 13,033	$ 25,656